SHAREHOLDER RIGHTS PLAN	12 Months Ended
Dec. 31, 2011
SHAREHOLDER RIGHTS PLAN
SHAREHOLDER RIGHTS PLAN

20. SHAREHOLDER RIGHTS PLAN

        On November 17, 2010, the Company adopted a shareholder rights plan (the "Rights Plan") designed to protect the best interests of the Company and its shareholders. Subject to limited exceptions, these rights will be exercisable if a person or group becomes an "acquiring person" by acquiring beneficial ownership of 15% or more of the Company's ordinary shares or commencing a tender or exchange offer which, if consummated, could result in a person owning 15% or more of the Company's ordinary shares (the "Triggering Event"). In addition, if a person or group acquires beneficial ownership of 15% or more of the Company's ordinary shares, each right will generally entitle the holder, other than the acquiring person or group, to acquire ordinary shares of the Company (or, in certain circumstances, other securities) having a market value equal to twice the right's then current exercise price.

        The Company measures the rights based on their fair values. Considering the occurrence of the Triggering Event is remote, the grant date fair value of the rights is immaterial. There would be no impact on either basic or diluted EPS until the occurrence of the event triggering the ability to exercise the rights.